Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2016
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity

	2014		2015		2016
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price

Outstanding at beginning of year	24,505,348	$0.54	21,326,160	$0.57	17,332,760	$0.55
Exercised	(1,164,300)	0.54	(2,205,600)	0.22	(417,900)	0.25
Forfeited	(2,014,888)	0.27	(1,787,800)	1.18	(734,600)	1.08
Outstanding at end of year	21,326,160	$0.57	17,332,760	$0.55	16,180,260	$0.53
Shares exercisable at end of year	14,070,240	$0.73	14,513,528	$0.61	16,180,260	$0.53

Schedule of information with respect to stock options outstanding

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2016	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2016

$0.96	2,268,000				2,268,000
$1.318	53,600				53,600
$1.26	413,360				413,360
$1.648	10,000				10,000
$1.426	2,058,000				2,058,000
$1.43	50,000				50,000
$0.25	11,327,300				11,327,300
	16,180,260	5.05 years	$0.53	$5,369,140	16,180,260	$0.53	$5,369,140

2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value of employee options was estimated on the basis of the Black-Scholes Option Price model

	Years ended December 31,
	2014		2015

Weighted average risk free rate of return	1.39% - 1.62%		1.32%
Weighted average expected option life	6.82 - 6.87 years		6.86 years
Expected volatility rate	77.74% - 79.37	`%	77.81%
Dividend yield	-		-

Schedule of stock option activity

	2014		2015		2016
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price

Outstanding at beginning of year	-	$-	1,860,000	$0.89	1,235,000	$0.88
Granted	1,960,000	0.90	120,000	0.87	-	-
Exercised	-	-	(3,600)	0.92	(14,800)	0.89
Forfeited	(100,000)	0.88	(741,400)	0.89	(115,200)	0.90
Outstanding at end of year	1,860,000	$0.89	1,235,000	$0.88	1,105,000	$0.87
Shares exercisable at end of year	-	-	480,200	$0.89	805,400	$0.88

Schedule of information with respect to stock options outstanding

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2016	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2016

$0.878	915,000				695,400
$0.92	70,000				47,600
$1.032	-				-
$1.038	-				-
$0.87	120,000				62,400

	1,105,000	7.69 years	$0.87	-	805,400	$0.88	-